Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions [Line Items]
Beginning of year	$ 913,540,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	72,701,000
Recognized in earnings	61,306,000
Change to equity accounting	(3,049,000)
Provisions used during the period	(31,311,000)
Unwinding of discount	23,681,000
Effect of movements in exchange rates	26,484,000
End of period	1,063,352,000
Current	52,316,000	$ 38,507,000
Non-current	1,011,036,000	875,033,000
Outstanding letters of credit facility	1,572,984,000	1,474,155,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	905,400,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	72,701,000
Recognized in earnings	59,616,000
Change to equity accounting	(3,049,000)
Provisions used during the period	(30,771,000)
Unwinding of discount	23,511,000
Effect of movements in exchange rates	26,484,000
End of period	1,053,892,000
Current	51,171,000
Non-current	1,002,721,000
Estimated total future decommissioning and reclamation costs	$ 1,157,208,000	1,051,746,000
Description of period, majority of expenditures will occur	2023
Outstanding letters of credit facility	$ 1,050,546,000	1,011,613,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	669,835,000
Changes in estimates and discont rates [Abstract]
End of period	828,781,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	235,565,000
Changes in estimates and discont rates [Abstract]
End of period	225,111,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	8,140,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	1,690,000
Change to equity accounting	0
Provisions used during the period	(540,000)
Unwinding of discount	170,000
Effect of movements in exchange rates	0
End of period	9,460,000
Current	1,145,000
Non-current	8,315,000
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discont rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 9,617,000	$ 8,239,000,000